SCHEDULE OF BORROWINGS (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Loans payable	$ 7,198,718		$ 6,397,492	$ 2,600,684
Outstanding loan principal of long-term borrowing current	273,998		281,694
Long-term borrowing	3,650,517		3,994,874
Debt issuance costs	4,209,692		$ 852,471	$ 53,545
China Merchants Bank [Member] | Issuance Date January 26, 2024 [Member]
Short-Term Debt [Line Items]
Loan	4,109,283				¥ 30,000,000
China Merchants Bank [Member] | Issuance Date February 17, 2023 [Member]
Short-Term Debt [Line Items]
Loan	4,225,412				30,000,000
Wuhan Rural Commercial Bank [Member] | Issuance Date March 26, 2024 [Member]
Short-Term Debt [Line Items]
Loan	1,232,995				9,000,000
Wuhan Rural Commercial Bank [Member] | Issuance Date March 23, 2023 [Member]
Short-Term Debt [Line Items]
Loan	394,372				2,800,000
Bank Of China [Member] | Issuance Date September 25, 2024 [Member]
Short-Term Debt [Line Items]
Loan	1,369,994				10,000,000
China CITIC Bank [Member] | Issuance Date October 9, 2023 [Member]
Short-Term Debt [Line Items]
Loan	704,235				5,000,000
China CITIC Bank [Member] | Issuance Date June 27, 2024 [Member]
Short-Term Debt [Line Items]
Loan	684,997				5,000,000
China CITIC Bank [Member] | Issuance Date One June 27, 2024 [Member]
Short-Term Debt [Line Items]
Loan	410,998				3,000,000
China Everbright Bank [Member] | Issuance Date January 22, 2024 [Member]
Short-Term Debt [Line Items]
Loan	684,997				5,000,000
Han Kou Bank [Member] | Issuance Date February 23, 2024 [Member]
Short-Term Debt [Line Items]
Loan	684,997				5,000,000
Industrial Bank [Member] | Issuance Date May 24, 2024 [Member]
Short-Term Debt [Line Items]
Loan	684,997				5,000,000
China Zheshang Bank [Member] | Issuance Date July 8, 2024 [Member]
Short-Term Debt [Line Items]
Loan	684,997				5,000,000
China Construction Bank [Member] | Issuance Date May 7, 2024 [Member]
Short-Term Debt [Line Items]
Loan	688,023				5,000,000
Loans payable | ¥		¥ 4,990,001
Unpaid loan amount	1,372				9,999
HuaXia Bank [Member] | Issuance Date March 29, 2023 [Member]
Short-Term Debt [Line Items]
Loan	4,109,983				30,000,000
Outstanding loan principal of long-term borrowing current	273,998				2,000,000
Long-term borrowing	3,389,444				¥ 24,740,566
Debt issuance costs	$ 48,467	¥ 353,774